Schedule I - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Income Statements, Captions [Line Items]
Selling expenses	$ (24,517)	$ (24,186)	$ (21,445)
General and administrative expenses	(16,778)	(13,211)	(11,645)
Operating income	28,725	26,661	24,556
Equity in income of subsidiaries and variable interest entities	(91)
Interest income	2,020	3,513	2,964
Interest expense	(555)	(464)	(291)
Exchange gain	2,462	737	232
Net income attributable to China Distance Education Holdings Limited	26,290	24,573	23,409
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of sales	(162)	(143)
Selling expenses	(84)	(74)
General and administrative expenses	(2,591)	(2,540)	(1,378)
Operating income	(2,837)	(2,757)	(1,378)
Equity in income of subsidiaries and variable interest entities	27,902	26,910	24,627
Interest income	2	31	160
Interest expense	(1,131)	(178)
Exchange gain	2,354	567
Net income attributable to China Distance Education Holdings Limited	$ 26,290	$ 24,573	$ 23,409